Concentrations and Risks (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues | Customer risk | Customer A
Concentration Risk [Line Items]
Concentration risk (as a percent)		10.00%	17.00%
Revenues | Customer risk | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	22.00%	19.00%	12.00%
Revenues | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)	12.00%
Accounts receivable | Customer risk | Customer B
Concentration Risk [Line Items]
Concentration risk (as a percent)	10.00%	35.00%
Accounts receivable | Customer risk | Customer C
Concentration Risk [Line Items]
Concentration risk (as a percent)	26.00%	23.00%
Accounts receivable | Customer risk | Customer D
Concentration Risk [Line Items]
Concentration risk (as a percent)	14.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank E
Concentration Risk [Line Items]
Concentration risk (as a percent)	84.00%	77.00%
Cash & cash equivalents, restricted cash and short-term investments | Credit risk | Bank F
Concentration Risk [Line Items]
Concentration risk (as a percent)	15.00%	23.00%